Related Party Disclosures - Additional Information (Detail) - RUB (₽) ₽ in Millions		12 Months Ended
	Sep. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Purchases of energy and electricity		₽ 1,265	₽ 692
Short term employee benefits		602	592	₽ 561
Share based payments		0
Number of shares purchased	6,419,753
Purchase of own ordinary shares	₽ 517
Current lease liabilities		7,535	10,353
Non-current lease liabilities		3,958	7,002
Controlling shareholders and entities under control of the Group's controlling shareholders [member]
Disclosure of transactions between related parties [line items]
Amounts receivables		24,391	24,391
Cash balance at bank		382	1,509
Trade and other payables		1,088	456
Current lease liabilities		76	94
Non-current lease liabilities		₽ 421	₽ 419